Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

October 27, 2014

VIA EDGAR TRANSMISSION

Mr. Mark Cowan
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

RE:	Angel Oak Funds Trust (the “Trust”)
Initial Registration Statement on Form N-1A
File Nos. 333-197427 and 811-22980

Dear Mr. Cowan:

This correspondence responds to comments we received from the staff of the U.S. Securities and Exchange Commission (the “Staff” of the “Commission”) dated August 14, 2014 with respect to the Trust’s initial registration statement on Form N-1A relating to the Trust’s initial series, the Angel Oak Flexible Income Fund (the “Fund”).  For your convenience, the comments have been reproduced with responses following each comment. Capitalized terms have the same meaning as in the initial registration statement and the Staff’s letter. Numbered comments that do not call for a response have been omitted.

In connection with this correspondence, the Trust acknowledges that:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Trust may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

GENERAL COMMENTS

Comment 2.	Please advise the staff if you have submitted or expect to submit one or more exemptive applications or no-action requests in connection with the registration statement.

Response:
The Trust and Angel Oak Capital Advisors, LLC, the Trust’s investment adviser, have submitted an exemptive application for multi-manager relief (File No. 812-14332). The Commission issued a notice of the application on October 22, 2014 (Investment Company Release No. 31302).  Please note that the commencement of operations of the Fund is not contingent on receiving the requested order.

Comment 3.	Please review and revise the prospectus where necessary so as to conform to the Commission’s plain English requirements of Rule 421 under Regulation C of the Securities Act of 1933 (the “1933 Act).

Response:	The Trust has reviewed the prospectus and modified certain disclosures as appropriate to satisfy the plain English requirements.

PROSPECTUS

Fees and Expenses of the Fund

Comment 4.

Comment 5.
It appears the Fund may utilize short selling to achieve its principal investment strategy. Please confirm to the staff that any expected dividend and interest expenses associated with short sale transactions will be included in the fee table.

Response:	The Trust confirms that any expected dividend and interest expenses associated with short sale transactions is included in “Other Expenses” in the fee table.

Expense Examples

Comment 6.	Please clarify that the expense example reflects the fees an investor would pay if they redeem or hold on to all of its shares.

Response:
The second sentence under “Expense Example” has been revised to read as follows: “The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods.”

Principal Investment Strategies

Comment 7.
(a) The Fund’s principal objective is to seek current income with a secondary objective of total return. However, the first sentence of the principal strategies disclosure states that the Fund primarily seeks positive total return and has a secondary focus on generating income. Please reconcile this inconsistency.

Response:
The first sentence of the above-referenced paragraph has been revised to read as follows: “The Fund seeks to generate current income across various market environments with a secondary focus on generating positive total return.”

(b) Disclosure in this section states “ . . . the Fund has the flexibility to allocate its assets among a broad range of fixed income securities and derivatives, or in a single or limited number of securities, strategies or sectors, including cash and short-term investments.” (Emphasis added.) However, the fund’s fundamental policy on concentrations states it will not “concentrate” its investments in an industry (i.e., no greater than 25% of assets). Please revise the disclosure to reflect that limitation.

Response:
The Trust does not believe that the current disclosure and the above-referenced policy conflict because investments in a limited number of securities or a single strategy or sector would still be expected to include investments across a number of industries. However, for the avoidance of doubt, the following sentence has been added to the end of the disclosure under “Principal Investment Strategies”: “Although the Fund is non-diversified and may invest its assets in a single or limited number of securities, strategies or sectors, the Fund will not concentrate its investments in a single industry.”

Principal Risks

Comment 8.	(a) Please include any principal risks associated with investing in floating or variable rate obligations and preferred securities.

Response:	The following risk disclosures have been added under “Principal Risks” in response to Item 4 of Form N-1A:

Floating or Variable Rate Obligations Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter).  Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

The following risk disclosure has been added under “Principal Risks” in response to Item 9 of Form N-1A:

Floating or Variable Rate Obligations Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter).  Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

Preferred Securities Risk. Preferred securities are subject to risks associated with both equity and debt instruments.  Because many preferred securities allow the issuer to convert its preferred stock into common stock, preferred securities are often sensitive to declining common stock values.  In addition, certain preferred securities contain provisions that allow an issuer to skip or defer distributions, which may be more likely when the issuer is less able to make dividend payments as a result of financial difficulties. Preferred securities can also be affected by changes in interest rates, especially if dividends are paid at a fixed rate, and may also include call features in favor of the issuer.  In the event of redemptions by the issuer, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return. Preferred securities are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

(b) Certain risks of the Fund identified in response to Item 9 of Form N-1A are not briefly described in Item 4 of the prospectus (e.g., Risks Relating to Fund’s Status, RIC-Related Risks of Investments Generating Non-Cash Taxable Income, and Uncertain Tax Treatment). Please reconcile this inconsistency.

Response:	The following summary disclosures with respect to the above referenced risks have been added in response to Item 4 of the prospectus:

Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a regulated investment company (“RIC”) and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its shareholders.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income.  Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

Uncertain Tax Treatment.  Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

(c) Derivatives Risk – Since the disclosure describes investments in derivative instruments, please review the Fund’s principal strategies and principal risk disclosures to ensure that the information is not generic or “boiler plate” and also that it describes the actual derivative instruments and the associated principal risks that the Fund intends to use to achieve its investment objectives. See Barry Miller Letter to the Investment Company Institute dated July 30, 2010; see also Division of Investment Management Guidance No. 2013-03 (July 2013), available at http://www.sec.gov/divisions/investment/guidance/im-guidance-2013-03.pdf. Please confirm supplementally that each type of investment named in the derivatives risk disclosure is consistent with the investment strategy of the Fund. (pages 4 and 9).

Response:
The Trust has reviewed the disclosure regarding the Fund’s ability to invest in derivatives and has determined that the disclosure is appropriate and that no further disclosure is necessary at this time. The Trust further confirms that each type of investment named in the derivatives risk disclosure is consistent with the investment strategy of the Fund. For the avoidance of doubt, the disclosure in response to Item 9 has been modified to note that the Fund may use derivatives “to manage exposure to risks relating to creditworthiness, interest rate spreads, volatility and changes in yield curves.”

Additional Information about the Fund’s Principal Investment Strategies and Related Risks

Comment 9.	Non-U.S. Securities Risk. Please disclose the method by which the Fund determines whether a country is an emerging market.

Response:
The Adviser does not rely on a single, objective means for determining whether a country should be classified as an “emerging market,” but believes that investors generally understand the classification as a market that is less developed or accessible than those of developed countries. Because the Adviser does not rely on a single method for determining such status and because the Fund is not required to invest a minimum or maximum amount in securities of emerging markets countries, the Fund does not believe that the requested disclosure is necessary or useful to investors and respectfully declines to include the requested disclosure.

Dividends, Distributions and Taxes

Comment 10.
Please clarify whether reinvested distributions will be subject to Class A's sales charge. If distributions will be subject to a sales load, please include disclosure in the expense example narrative that the example does not reflect sales charges on reinvested dividends [and other distributions]” and that, if these sales charges were included, your costs would be higher. (pages 25 and 3).

Response:	The following disclosure has been added under “Purchases Without a Sales Charge—Class A”: “• Purchases resulting from the reinvestment of a distribution.”

Statement of Additional Information (“SAI”)

Investment Policies and Risks

Comment 11.
(a) The SAI states that the Fund will invest in repurchase agreements. Please disclose the Fund’s policy on the percentage of the Fund’s net assets that it may invest in repurchase agreements. (SAI page 8)

Response:	Disclosure has been added to note that the Fund will not invest more than 33% of its net assets in repurchase agreements.

(b) The SAI disclosure indicates that the Fund will use credit default swaps. If the fund will write credit default swaps, please confirm to the staff that the Fund will segregate the full notional amount of the credit default swap to cover such obligation. (SAI page 10)

Response:	The Trust so confirms.

(c) As the Fund may engage in total return swaps, the Fund must cover its position to address leverage concerns raised by such transactions. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission recently issued a concept release discussing issues relating to the use of derivatives by funds, including whether current market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Fund operates. (SAI page 10)

Response:	The Trust acknowledges the Commission’s recent concept release and will adhere to any future guidance related to derivatives that may be issued.

(d) If the use of credit default swaps and other types of swaps, such as total return swaps, will comprise a significant component of the Fund’s investment practices and techniques so that they might materially affect the Fund’s performance or an investor’s decision as to whether to invest in the Fund, then they should be described -- and their attendant risks should be discussed -- in the prospectus. If the Fund’s involvement in these transactions will be de minimis and not material to the Fund’s investment strategy, this disclosure can remain in the Statement of Additional Information.

Response:
The Trust notes that the prospectus currently includes strategy disclosure noting that the Fund may enter into swap agreements and specific risk disclosure regarding credit default swaps and other types of swap agreements that the Fund may principally use. The Trust believes that the current disclosure is appropriate for the type of swap agreements and the extent to which such swap agreements are expected to be used by the Fund.

Investment Policies

Comment 12.
(a) With respect to the Fund's fundamental investment policies, please provide adjacent narrative disclosure outlining the extent to which the Investment Company Act of 1940 permits the Fund to issue senior securities, lend and borrow money, underwrite securities, concentrate, and purchase and sell commodities and real estate. (SAI page 14)

Response:	The requested narrative disclosure has been added following the recitation of the Fund’s fundamental investment policies as follows:

Borrowing Money. Under current law as interpreted by the Securities and Exchange Commission (“SEC”) and its staff, the Fund may borrow from: (a) a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The Fund’s limitation with respect to issuing senior securities is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

Underwriting. Under the 1940 Act, underwriting securities generally involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. The Fund’s limitation with respect to underwriting securities is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Fund’s limitation with respect to investing in real estate is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from purchasing or selling mortgage-related securities or securities of companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Commodities. The 1940 Act does not directly restrict an investment company’s ability to invest in commodities, but does require that every investment company have a fundamental investment policy governing such investments. The Fund may hold commodities acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

Loans. Under current law as interpreted by the SEC and its staff, the Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements). Subject to this limitation, the Fund may make loans, for example: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Concentration. Under current SEC and SEC staff interpretation, the Fund would “concentrate” its investments if more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements collateralized by U.S. Government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

(b) In the seventh fundamental investment policy, the SAI states that the Fund will not “concentrate” its investments in an industry, except to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. Please confirm, if the Fund invests in other investment companies, that the Fund will count the underlying investments of affiliated funds in the Fund’s determination of compliance with its stated concentration policy. (SAI page 14)

Response:	The Trust so confirms.

Management

Comment 13.	The identity of the trustees of the Fund, including the requisite number of disinterested trustees, should be furnished in a pre-effective amendment. (SAI page 15)

Response:	The Trust confirms that disclosure regarding the full Board of Trustees has been included in the accompanying pre-effective amendment.

Disclosure of Portfolio Holdings

Comment 14.
As required by Form N-1A, Item 16(f)(2), describe the Fund’s on-going arrangements to disclose portfolio holdings, including the identity of the persons who receive information pursuant to the arrangement (i.e., disclose the identities of the mutual fund ratings or statistical agencies). The disclosure should also include the frequency with which information about portfolio securities is disclosed, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed.)

Response:	The following disclosure has been added to the above-referenced section:

Generally between the 5th and 10th business day of the month following each month (or quarter) end, the Fund may provide, at the Adviser’s discretion, its portfolio holdings to various rating and ranking organizations, including, but not limited to, FactSet, Lipper (a Thomson Reuters company), Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  In addition, generally between the 5th and 10th business day of the month following the month (or quarter) end, the Fund will post to its website a list of the Fund’s top ten holdings or full portfolio holdings at the discretion of the Adviser.

Financial Statements, Exhibits, and Other Information

Comment 15.	Any financial statements, exhibits, and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response:	The required financial statements and exhibits have been including in the accompanying pre-effective amendment.

*           *           *

If you have any questions regarding the above responses, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
President